Results related to derecognition of financial liabilities (Tables)	3 Months Ended
Mar. 31, 2024
Results related to derecognition of financial liabilities
Schedule of results related to derecognition of financial liabilities

	Three month period
	ended March 31,

	2024	2023
	€1,000	€1,000

Gain on waiver of Amylon convertible loans	—	408
	—	408